MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Details) € / shares in Units, € in Millions, $ in Millions						12 Months Ended
	Aug. 12, 2014 EUR (€) shares	Apr. 24, 2014 EUR (€)	Nov. 25, 2013 EUR (€)	May. 31, 2013 EUR (€)	Feb. 15, 2013 EUR (€) shares	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Feb. 27, 2015 EUR (€)	Oct. 22, 2014 € / shares shares	Sep. 26, 2014 USD ($)	Sep. 23, 2014	Mar. 20, 2014 EUR (€)	Jul. 26, 2013 EUR (€)	May. 10, 2013 EUR (€)
Effects Of Changes In Ownership [Abstract]
Net Income / (loss) attributable to NBG shareholders						€ (8,464)	$ (9,686)	€ (2,477)	€ 37
Decrease in NBG's paid-in-capital for purchase						0		(46)	0
Increase / (decrease) in NBG's paid-in-capital due to minor changes in participations in other subsidiaries						4		0	0
Transfers (to) / from the non-controlling interest						4		(46)	0
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest						€ (8,460)		€ (2,523)	37
Cpt Investments Ltd [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Dissolution ownership percentage		100.00%
Aktor Fm Sa [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Disposal of participations interest held in subsidiary		35.00%
Business disposal of participations amount		€ 1
Finansbank [Member]
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage												5.00%
Transaction cost | $												$ 343
Ownership percentage after last transaction												99.81%
Eurobank Ergasias Sa
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Transaction cost					€ 17
Acquired entity number of Shares consideration cost | shares					271,000,000
Acquired entity consideration cost of shares					€ 273
Bank group shareholding decrease ratio				1.21%
The fair value of the investment immediately after recapitalization				€ 181
Subsquent decrease in the fair value of the investment Otti loss									€ 173
FBB
ASSETS
Due from banks (Central Bank included)																€ 46
Loans and advances to customers																779
Investment securities																58
Property and equipment																8
Other assets																49
Fair value of EFSF bonds received from HFSF (funding gap)																462
Total assets																1,402
LIABILITIES
Due to banks (Central Bank included)																309
Other liabilities																4
Due to customers																1,066
Total liabilities & non-controlling interest																1,379
Negative goodwill																23
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Difference between transferred assets and liabilities covered by HFSF																457
Fair value of EFSF bonds																462
Gross contractual loans and advances to customers																1,093
The amount not expected to be collected at the acquisition date																€ 314
Probank
ASSETS
Cash and balance with central bank															€ 60
Due from banks															22
Loans and advances to customers															2,152
Investment securities															240
Property and equipment															30
Other assets															148
Cash received from HFSF (funding gap)															563
Total assets															3,215
LIABILITIES
Due to banks															18
Other liabilities															26
Due to customers															2,983
Non-controlling interest															3
Total liabilities & non-controlling interest															3,030
Negative goodwill															185
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Difference between transferred assets and liabilities covered by HFSF															563
Gross contractual loans and advances to customers															2,447
The amount not expected to be collected at the acquisition date															€ 422
Plaza West AD (NBG Pangea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage										100.00%
Transaction cost										€ 11
Consideration paid in cash (in EUR)										€ 11
MIGRE (NBG Pangaea REIC)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage	82.81%										13.86%
Transaction cost	€ 33
Ownership percentage after last transaction											96.67%
Purchase number of shares | shares	11,654,011										1,951,053
Acquired entity number of Shares consideration cost | shares	3,348,651
Purchase of shares price per share | € / shares											€ 3.1
Acquired entity consideration cost of shares	€ 21
Consideration paid in cash (in EUR)	12
Picasso (Pangea)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage														100.00%
Transaction cost														€ 38
Cost of acquired entity consideration recognised payable														1
Consideration paid in cash (in EUR)														37
Invel Real Estate (Pangea)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Ownership percentage after last transaction			34.00%
Disposal of participations interest held in subsidiary			66.00%
Total consideration amount			€ 653
Contribution in kind			74
Contribution in kind - property			68
Contribution in kind - receivable fair value			€ 6
Karella (Pangea)
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Interest acquired percentage					100.00%
Transaction cost					€ 56
Consideration paid in cash (in EUR)					56
Anthos Properties SA
Mergers Acquisitions Events Of Subsidiaries [Abstract]
Business disposal ownership percentage													100.00%
MIG REAL ESTATE REIC
ASSETS
Due from banks	3
Other assets	2
Premises	52
Total assets	57
LIABILITIES
Other liabilities	2
Other borrowed funds	12
Total liabilities & non-controlling interest	14
Net assets	43
Proportionate share of non controlling interests	€ 7
Picasso
ASSETS
Due from banks														1
Other assets														2
Premises														76
Total assets														79
LIABILITIES
Due to banks														38
Other liabilities														2
Total liabilities & non-controlling interest														40
Net assets														€ 39
KARELA SA
ASSETS
Due from banks					3
Investment property					122
Other assets					1
Total assets					126
LIABILITIES
Due to banks					55
Derivative financial instruments					4
Other liabilities					10
Total liabilities & non-controlling interest					69
Net assets					€ 57